Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of loss before tax and provision for income tax benefit
	2017	2016
Loss before tax
United States	$(8,461,323)	$(15,069,992)
PRC/Hong Kong/Singapore	(1,731,546)	(12,966,714)
	(10,192,869)	(28,036,706)
Deferred tax benefit of net operating loss
United States	$-	$-
PRC/Hong Kong/Singapore	-	(330,124)
	-	(330,124)
Deferred tax benefit other than benefit of net operating loss
United States	-	-
PRC/Hong Kong	-	-

Total income tax benefit	$-	$(330,124)

Schedule of reconciliation of expected income tax
	2017	2016
U. S. statutory income tax rate	34.0%	34.0%
Non-deductible expenses:
Earn out shares award expense	0.0%	-16.6%
Waiver of intercompany loan related to ZHV disposal	14.7%	0.0%
Others	-2.9%	-3.3%
Non-deductible interest expenses	-0.4%	-0.3%
Non-taxable change in fair value warrant liabilities	-0.4%	0.4%
Increase in valuation allowance	-21.6%	-8.2%
Tax rate differential	-23.4%	-3.3%
Others	0.0%	-1.5%
Effective income tax rate	0.0%	1.2%

Schedule of components of deferred tax assets and liabilities

	2017	2016
U.S. NOL	$6,152,242	$12,501,988
Foreign NOL	5,365,437	5,765,422
Accrued payroll and expense	132,812	226,950
Nonqualified options	760,213	576,975
Provision for doubtful accounts	-	412,102
Impairment of licensed content	-	124,810
Others	$30,040	$31,120

Total deferred tax assets	12,440,744	19,639,367
Less: valuation allowance	(12,440,744)	(19,639,367)